Equity (Details) - Schedule of share capital - shares	Dec. 31, 2021	Dec. 31, 2020 [1]
Schedule of share capital [Abstract]
Issued and paid-up share capital as at December 31	257,376	172,052
Authorized share capital	500,000	250,000

[1]	Following the approval of its shareholders on April 16, 2020, the Board of Directors of the Company approved a 1-for-50 reverse split of the Company’s share capital. The implementation of the reverse split resulted in a reduction in the issued and outstanding ordinary shares, and the increase of the par value per ordinary share from NIS 0.10 to NIS 5.00 per ordinary share. Concurrently with the reverse split, the Company effected a corresponding change in the ratio of ordinary shares to each of the Company’s ADSs, such that its ratio of ADSs to ordinary shares has changed from one (1) ADS representing fifty (50) ordinary shares to a new ratio of one (1) ADS representing one (1) ordinary share. The effective date of this reverse split was June 29, 2020. All options and warrants of the Company outstanding immediately prior to the reverse split were appropriately adjusted by dividing the number of ordinary shares into which the options and warrants are exercisable by 50 and multiplying the exercise price thereof by 50, as a result of the reverse split. All the figures in these financial statements relating to share capital were appropriately adjusted to reflect the above-mentioned reverse split.